Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jan. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost	$ 103,516	$ 86,058
Gross unrealized gains	667	133
Gross unrealized losses	2,222	4,041
Fair value	101,961	82,150
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	16,700	12,794
Gross unrealized gains	67	6
Gross unrealized losses	233	413
Fair value	16,534	12,387
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	13,309	7,680
Gross unrealized gains	95	2
Gross unrealized losses	276	536
Fair value	13,128	7,146
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	40,747	30,741
Gross unrealized gains	303	32
Gross unrealized losses	1,150	2,075
Fair value	39,900	28,698
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	29,963	32,246
Gross unrealized gains	186	91
Gross unrealized losses	518	936
Fair value	29,631	31,401
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,797	2,597
Gross unrealized gains	16	2
Gross unrealized losses	45	81
Fair value	$ 2,768	$ 2,518